Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 1,271	$ 1,317
Precious metals	3,005	2,731
Brokers' client accounts	12,273	9,153
Current tax receivable	1,676	2,201
Other prepayments	582	557
Derivative collateral receivable	6,599	4,950
Accounts receivable	859	519
Other	1,588	1,533
Total	29,225	23,208
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 19)	$ 1,372	$ 247